Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Abstract]
Details of premises and equipment
(1)	Details of premises and equipment as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	December 31, 2022
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Premises and equipment (owned)	1,695,357	730,676	261,278	58,352	32,184	—	2,777,847
Right-of-use asset	—	349,494	15,589	—	—	—	365,083
Carrying value	1,695,357	1,080,170	276,867	58,352	32,184	—	3,142,930

	December 31, 2023
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Premises and equipment (owned)	1,709,712	719,738	265,064	61,369	37,194	—	2,793,077
Right-of-use asset	—	362,702	20,980	—	—	—	383,682
Carrying value	1,709,712	1,082,440	286,044	61,369	37,194	—	3,176,759

Details of premises and equipment owned
(2)	Details of premises and equipment (owned) as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	December 31, 2022
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Acquisition cost	1,696,017	1,078,385	1,179,928	470,513	32,184	20	4,457,047
Accumulated depreciation	—	(347,709)	(918,650)	(412,161)	—	(20)	(1,678,540)
Accumulated impairment losses	(660)	—	—	—	—	—	(660)

Net carrying value	1,695,357	730,676	261,278	58,352	32,184	—	2,777,847

	December 31, 2023
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Acquisition cost	1,710,372	1,098,682	1,229,740	486,763	37,194	20	4,562,771
Accumulated depreciation	—	(378,944)	(964,676)	(425,394)	—	(20)	(1,769,034)
Accumulated impairment losses	(660)	—	—	—	—	—	(660)

Net carrying value	1,709,712	719,738	265,064	61,369	37,194	—	2,793,077

Changes in premises and equipment owned
(3)	Details of changes in premises and equipment (owned) are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2021
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,726,045	787,040	268,225	50,085	8,246	2	2,839,643
Acquisitions	—	15,750	68,069	23,347	11,637	—	118,803
Disposals	—	(1,994)	(1,663)	(979)	—	—	(4,636)
Depreciation	—	(33,523)	(93,921)	(22,293)	—	(1)	(149,738)
Classification of assets held for sale	(7,157)	(5,695)	—	—	—	—	(12,852)
Transfer	(3,649)	(2,446)	15,399	—	(15,399)	—	(6,095)
Foreign currencies translation adjustments	991	712	2,868	1,580	153	—	6,304
Others	3,095	(2,880)	(616)	(386)	(1,466)	—	(2,253)

Ending balance	1,719,325	756,964	258,361	51,354	3,171	1	2,789,176

	For the year ended December 31, 2022
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,719,325	756,964	258,361	51,354	3,171	1	2,789,176
Acquisitions	24	14,524	98,620	28,178	31,810	—	173,156
Disposals	(20,024)	(788)	(1,003)	(656)	—	—	(22,471)
Depreciation	—	(32,290)	(97,600)	(21,185)	—	(1)	(151,076)
Classification of assets held for sale	(6,405)	(6,704)	—	—	—	—	(13,109)
Transfer	(3,040)	(4,113)	—	—	—	—	(7,153)
Foreign currencies translation adjustments	(855)	(428)	392	549	225	—	(117)
Business combination	5,917	3,523	2,586	—	—	—	12,026
Others	415	(12)	(78)	112	(3,022)	—	(2,585)

Ending balance	1,695,357	730,676	261,278	58,352	32,184	—	2,777,847

	For the year ended December 31, 2023
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,695,357	730,676	261,278	58,352	32,184	—	2,777,847
Acquisitions	43	18,107	112,908	24,874	8,790	—	164,722
Disposals	(367)	(530)	(13,630)	(1,017)	(3,600)	—	(19,144)
Depreciation	—	(33,318)	(96,684)	(21,062)	—	—	(151,064)
Classification of assets held for sale	(936)	(1,568)	—	—	—	—	(2,504)
Transfer	5,445	(3,347)	—	—	—	—	2,098
Foreign currencies translation adjustments	638	322	296	186	(68)	—	1,374
Business combination	9,530	9,530	318	—	—	—	19,378
Others	2	(134)	578	36	(112)	—	370

Ending balance	1,709,712	719,738	265,064	61,369	37,194	—	2,793,077

Details of right-of-use assets
(4)	Details of right-of-use assets as of December 31, 2022 and 2023 are as follows (Unit: Korean Won in millions):

	December 31, 2022
	Building	Equipment and vehicles	Total
Acquisition cost	643,484	32,700	676,184
Accumulated depreciation	(293,990)	(17,111)	(311,101)

Net carrying value	349,494	15,589	365,083

	December 31, 2023
	Building	Equipment and vehicles	Total
Acquisition cost	735,396	40,389	775,785
Accumulated depreciation	(372,694)	(19,409)	(392,103)

Net carrying value	362,702	20,980	383,682

Changes in right-of-use assets
(5)	Details of changes in right-of-use assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2021
	Building	Equipment and vehicles	Total
Beginning balance	435,132	12,423	447,555
New contracts	172,812	16,848	189,660
Changes in contract	9,064	225	9,289
Termination	(46,563)	(1,742)	(48,305)
Depreciation	(228,403)	(10,665)	(239,068)
Business combination	—	—	—
Others	25,438	975	26,413

Ending balance	367,480	18,064	385,544

	For the year ended December 31, 2022
	Building	Equipment and vehicles	Total
Beginning balance	367,480	18,064	385,544
New contracts	225,396	9,819	235,215
Changes in contract	3,514	(26)	3,488
Termination	(43,597)	(870)	(44,467)
Depreciation	(211,175)	(11,406)	(222,581)
Business combination	819	—	819
Others	7,057	8	7,065

Ending balance	349,494	15,589	365,083

	For the year ended December 31, 2023
	Building	Equipment and vehicles	Total
Beginning balance	349,494	15,589	365,083
New contracts	192,111	18,699	210,810
Changes in contract	25,570	138	25,708
Termination	(15,340)	(1,647)	(16,987)
Depreciation	(201,232)	(12,133)	(213,365)
Business combination	675	271	946
Others	11,424	63	11,487

Ending balance	362,702	20,980	383,682